Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Selling expenses	$ (146,929)	$ (811,129)
General and administrative expenses	(8,231,966)	(1,496,239)
Research and development expenses	(2,213)
Other income	100,983	161,408
Share of loss in subsidiaries and VIEs	(6,225,339)	(24,315,847)	(5,898,535)
Loss before income tax provision	(14,505,464)	(26,461,807)	(5,898,535)
Provision for income tax
Net loss	$ (14,505,464)	$ (26,461,807)	$ (5,898,535)